Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A Class A23, 144A 4.118%, 07/25/47@	$2,751	$2,700,242
Series 2019-1A Class A2, 144A 3.668%, 10/25/49@	2,127	1,995,244
TOTAL ASSET BACKED SECURITIES (Cost $4,857,362)		4,695,486
	Number of Shares
COMMON STOCKS — 59.3%
Aerospace & Defense — 1.6%
L3Harris Technologies, Inc.	8,300	1,737,273
Lockheed Martin Corp.	16,403	7,327,384
Northrop Grumman Corp.	47,600	24,371,676
RTX Corp.	341,610	45,249,661
		78,685,994
Auto Parts & Equipment — 1.4%
Aurora Innovation, Inc.*	10,371,931	69,751,236
Beverages — 0.3%
Keurig Dr Pepper, Inc.††	136,800	4,681,296
PepsiCo, Inc.	60,200	9,026,388
		13,707,684
Biotechnology — 0.3%
Alnylam Pharmaceuticals, Inc.*	52,700	14,230,054
Biogen, Inc.*,††	8,876	1,214,592
		15,444,646
Chemicals — 0.1%
Linde PLC	6,800	3,166,352
Commercial Services — 0.2%
Service Corp. International	148,403	11,901,921
Computers — 1.4%
Apple, Inc.	321,130	71,332,607
Diversified Financial Services — 1.3%
Cboe Global Markets, Inc.	8,100	1,832,949
CME Group, Inc.	26,300	6,977,127
Intercontinental Exchange, Inc.	30,358	5,236,755
Mastercard, Inc., Class A††	37,553	20,583,550
Visa, Inc., Class A††	85,456	29,948,910
		64,579,291
Electric — 3.5%
Alliant Energy Corp.	25,900	1,666,665
Ameren Corp.	634,618	63,715,647
American Electric Power Co., Inc.	38,200	4,174,114
CenterPoint Energy, Inc.	2,313,227	83,808,214
DTE Energy Co.	63,755	8,815,404
Duke Energy Corp.	22,000	2,683,340
Exelon Corp.	109,400	5,041,152
	Number of Shares	Value†

Electric — (continued)
WEC Energy Group, Inc.	35,600	$3,879,688
		173,784,224
Electronics — 2.7%
Amphenol Corp., Class A	572,232	37,532,697
Fortive Corp.††	1,347,319	98,596,804
		136,129,501
Environmental Control — 1.5%
Veralto Corp.††	358,446	34,930,562
Waste Connections, Inc.	154,462	30,149,438
Waste Management, Inc.	35,600	8,241,756
		73,321,756
Gas — 1.0%
NiSource, Inc.	1,216,979	48,788,688
Healthcare Products — 6.1%
Abbott Laboratories	393,308	52,172,306
Danaher Corp.	385,640	79,056,200
GE HealthCare Technologies, Inc.	57,300	4,624,683
Revvity, Inc.	1,108,627	117,292,737
Thermo Fisher Scientific, Inc.††	97,095	48,314,472
		301,460,398
Healthcare Services — 2.4%
Humana, Inc.	8,860	2,344,356
The Cigna Group.	134,200	44,151,800
UnitedHealth Group, Inc.	141,185	73,945,644
		120,441,800
Insurance — 1.2%
Aon PLC, Class A	15,400	6,145,986
Marsh & McLennan Cos., Inc.	16,000	3,904,480
Willis Towers Watson PLC	152,819	51,645,181
		61,695,647
Internet — 5.5%
Alphabet, Inc., Class A	435,565	67,355,772
Amazon.com, Inc.*,††	804,042	152,977,031
Meta Platforms, Inc., Class A	92,604	53,373,241
		273,706,044
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	30,125	6,854,944
Machinery — Diversified — 0.6%
Ingersoll Rand, Inc.	370,723	29,668,962
Miscellaneous Manufacturing — 0.3%
Teledyne Technologies, Inc.*	30,088	14,975,098
Oil & Gas — 1.4%
Canadian Natural Resources Ltd.	2,177,754	67,074,823
Pharmaceuticals — 6.5%
AbbVie, Inc.††	62,800	13,157,856
Becton Dickinson & Co.††	639,944	146,585,572
Cardinal Health, Inc.	41,179	5,673,231

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Cencora, Inc.	49,802	$13,849,438
Eli Lilly & Co.	54,800	45,259,868
Johnson & Johnson	33,400	5,539,056
McKesson Corp.	143,135	96,328,424
		326,393,445
Retail — 1.0%
Ferguson Enterprises, Inc.	83,788	13,425,351
McDonald's Corp.	32,900	10,276,973
Starbucks Corp.††	23,500	2,305,115
Yum! Brands, Inc.††	160,046	25,184,839
		51,192,278
Semiconductors — 5.1%
Advanced Micro Devices, Inc.*,††	534,042	54,867,475
ASML Holding N.V.	28,300	18,752,429
Broadcom, Inc.	129,400	21,665,442
Marvell Technology, Inc.	265,084	16,321,222
NVIDIA Corp.	1,205,017	130,599,743
NXP Semiconductors N.V.	58,556	11,129,153
		253,335,464
Software — 13.8%
Autodesk, Inc.*	169,465	44,365,937
Intuit, Inc.	70,099	43,040,085
Microsoft Corp.††	757,485	284,352,294
PTC, Inc.*	679,386	105,270,861
Roper Technologies, Inc.††	246,572	145,373,920
Salesforce, Inc.††	83,103	22,301,521
Workday, Inc., Class A*	190,856	44,570,601
		689,275,219
TOTAL COMMON STOCKS (Cost $2,655,501,636)		2,956,668,022

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Diversified — 0.2%
American Tower Corp.	27,400	5,962,240
SBA Communications Corp.	15,800	3,476,158
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,356,193)		9,438,398

PREFERRED STOCKS — 0.7%
Aerospace & Defense — 0.2%
The Boeing Co., CONV	134,134	8,025,237
Auto Manufacturers — 0.5%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	26,017,930
Electric — 0.0%
CMS Energy Corp., 2078	119,988	2,687,731
TOTAL PREFERRED STOCKS (Cost $31,076,656)		36,730,898

	Par (000)	Value†
CORPORATE BONDS — 10.2%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,796	$2,659,777
4.875%, 01/15/29	528	513,453
3.625%, 01/15/31	435	388,581
		3,561,811
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc. 3.000%, 01/15/29	1,490	1,402,577
TransDigm, Inc.
5.500%, 11/15/27	8,800	8,695,211
4.625%, 01/15/29	2,707	2,559,364
144A, 6.375%, 03/01/29@	9,870	9,969,339
144A, 7.125%, 12/01/31@	6,846	7,041,837
144A, 6.625%, 03/01/32@	11,451	11,580,368
		41,248,696
Airlines — 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	6,561	6,533,994
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	4,602	4,619,532
		11,153,526
Biotechnology — 0.1%
Biogen, Inc.
5.200%, 09/15/45	2,189	1,975,062
3.150%, 05/01/50	6,285	3,947,839
		5,922,901
Building Materials — 0.0%
Martin Marietta Materials, Inc. 2.400%, 07/15/31	562	485,459
Commercial Services — 0.2%
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,282,235
Service Corp. International
4.625%, 12/15/27	479	468,715
3.375%, 08/15/30	2,557	2,275,891
5.750%, 10/15/32	2,818	2,769,792
		8,796,633
Computers — 0.3%
Booz Allen Hamilton, Inc.
144A, 3.875%, 09/01/28@	3,353	3,183,934
144A, 4.000%, 07/01/29@	2,064	1,940,176
5.950%, 08/04/33	2,469	2,464,610
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	526,253
Gartner, Inc.
144A, 4.500%, 07/01/28@	2,914	2,856,862
144A, 3.625%, 06/15/29@	3,907	3,678,536

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Computers — (continued)
144A, 3.750%, 10/01/30@	$1,775	$1,637,743
		16,288,114
Entertainment — 0.6%
Six Flags Entertainment Corp.
144A, 7.000%, 07/01/25@	1,844	1,846,299
144A, 5.500%, 04/15/27@	10,244	10,138,012
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.375%, 04/15/27	8,262	8,156,648
6.500%, 10/01/28	5,484	5,499,618
5.250%, 07/15/29	2,749	2,600,437
Vail Resorts, Inc., 144A 6.500%, 05/15/32@	3,131	3,163,735
		31,404,749
Healthcare Products — 0.5%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	11,785	11,355,074
144A, 3.875%, 11/01/29@	3,940	3,636,008
Hologic, Inc., 144A 3.250%, 02/15/29@	2,294	2,116,065
Medline Borrower LP/Medline Co.-Issuer, Inc., 144A 6.250%, 04/01/29@	5,480	5,548,171
Revvity, Inc. 3.300%, 09/15/29	793	741,650
Teleflex, Inc. 4.625%, 11/15/27	2,638	2,575,837
		25,972,805
Healthcare Services — 0.6%
Charles River Laboratories International, Inc.
144A, 4.250%, 05/01/28@	5,251	5,006,651
144A, 3.750%, 03/15/29@	5,240	4,821,876
144A, 4.000%, 03/15/31@	3,921	3,513,853
IQVIA, Inc.
144A, 5.000%, 05/15/27@	4,372	4,306,427
5.700%, 05/15/28	6,802	6,923,280
144A, 6.500%, 05/15/30@	2,589	2,635,154
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	3,015	2,980,172
		30,187,413
Insurance — 2.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
144A, 6.750%, 04/15/28@	7,961	7,985,990
144A, 7.000%, 01/15/31@	2,064	2,072,209
AmWINS Group, Inc., 144A 6.375%, 02/15/29@	3,277	3,300,106
AssuredPartners, Inc., 144A 7.500%, 02/15/32@	1,463	1,559,666
BroadStreet Partners, Inc., 144A 5.875%, 04/15/29@	6,572	6,302,724
	Par (000)	Value†

Insurance — (continued)
HUB International Ltd.
144A, 5.625%, 12/01/29@	$3,503	$3,387,300
144A, 7.250%, 06/15/30@	45,014	46,360,082
144A, 7.375%, 01/31/32@	25,966	26,440,191
Ryan Specialty LLC
144A, 4.375%, 02/01/30@	1,256	1,194,463
144A, 5.875%, 08/01/32@	4,122	4,068,067
USI, Inc., 144A 7.500%, 01/15/32@	11,814	12,045,283
		114,716,081
Leisure Time — 0.0%
Life Time, Inc., 144A 6.000%, 11/15/31@	1,104	1,094,095
Lodging — 1.0%
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 05/01/25@	3,137	3,126,427
144A, 5.750%, 05/01/28@	8,757	8,753,641
144A, 5.875%, 04/01/29@	3,928	3,940,309
144A, 3.750%, 05/01/29@	8,034	7,488,137
4.875%, 01/15/30	7,217	6,978,903
144A, 4.000%, 05/01/31@	7,522	6,811,358
144A, 3.625%, 02/15/32@	9,028	7,913,305
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	2,940	2,915,488
		47,927,568
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.500%, 05/01/26@	1,740	1,737,131
144A, 5.125%, 05/01/27@	26,233	25,830,924
144A, 5.000%, 02/01/28@	14,639	14,195,033
		41,763,088
Packaging and Containers — 0.1%
Ball Corp. 6.000%, 06/15/29	5,380	5,442,413
Pharmaceuticals — 0.0%
Becton Dickinson & Co. 3.700%, 06/06/27	361	354,518
PRA Health Sciences, Inc., 144A 2.875%, 07/15/26@	1,554	1,505,909
		1,860,427
Real Estate Investment Trusts — 0.9%
American Tower Corp.
1.500%, 01/31/28	524	480,815
3.800%, 08/15/29	2,499	2,396,762
2.900%, 01/15/30	1,740	1,598,560
2.100%, 06/15/30	1,699	1,483,876
1.875%, 10/15/30	2,178	1,860,306

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Real Estate Investment Trusts — (continued)
Crown Castle, Inc.
4.300%, 02/15/29	$660	$644,260
5.600%, 06/01/29	506	516,523
4.900%, 09/01/29	2,512	2,498,827
5.200%, 09/01/34	4,186	4,086,633
SBA Communications Corp.
3.875%, 02/15/27	8,504	8,266,409
3.125%, 02/01/29	9,983	9,109,996
SBA Tower Trust, 144A 6.599%, 11/15/52@	256	262,358
VICI Properties LP
5.125%, 05/15/32	1,124	1,100,039
5.750%, 04/01/34	3,189	3,205,050
VICI Properties LP/VICI Note Co., Inc.
144A, 5.750%, 02/01/27@	1,270	1,286,627
144A, 3.750%, 02/15/27@	1,749	1,710,483
144A, 4.625%, 12/01/29@	422	409,231
144A, 4.125%, 08/15/30@	1,332	1,253,712
		42,170,467
Retail — 0.9%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	8,757	8,632,805
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	3,973,595
3.625%, 03/15/31	4,955	4,438,723
4.625%, 01/31/32	8,583	8,005,538
5.375%, 04/01/32	7,196	7,016,444
6.875%, 11/15/37	3,145	3,373,780
5.350%, 11/01/43	6,988	6,585,483
		42,026,368
Semiconductors — 0.1%
Broadcom, Inc., 144A 4.150%, 04/15/32@	2,191	2,073,970
Software — 0.7%
Broadridge Financial Solutions, Inc. 2.600%, 05/01/31	800	700,082
Ellucian Holdings, Inc., 144A 6.500%, 12/01/29@	2,824	2,776,711
MSCI, Inc.
144A, 4.000%, 11/15/29@	6,229	5,948,092
144A, 3.625%, 09/01/30@	3,455	3,195,619
144A, 3.875%, 02/15/31@	5,242	4,871,239
144A, 3.625%, 11/01/31@	5,034	4,537,474
144A, 3.250%, 08/15/33@	4,518	3,886,261
PTC, Inc., 144A 4.000%, 02/15/28@	3,136	3,015,803
VMware LLC 4.700%, 05/15/30	1,316	1,302,884
	Par (000)	Value†

Software — (continued)
Workday, Inc. 3.800%, 04/01/32	$3,956	$3,653,289
		33,887,454
Telecommunications — 0.0%
Motorola Solutions, Inc.
2.300%, 11/15/30	562	490,478
2.750%, 05/24/31	393	347,701
		838,179
TOTAL CORPORATE BONDS (Cost $504,193,078)		508,822,217

LOAN AGREEMENTS‡ — 9.5%
Aerospace & Defense — 0.3%
TransDigm, Inc.
(3 M SOFR + 2.750%), 7.049%, 08/24/28•	5,069	5,065,059
(3 M SOFR + 2.750%), 7.049%, 03/22/30•	9,778	9,758,329
		14,823,388
Airlines — 0.1%
Delta Air Lines, Inc. (3 M SOFR + 3.750%) 8.043%, 10/20/27•	5,162	5,208,262
Apparel — 0.3%
Varsity Brands, Inc. (3 M SOFR + 3.500%) 7.819%, 08/26/31•	14,149	13,843,948
Commercial Services — 0.0%
Mister Car Wash Holdings, Inc. 0.000%, 03/21/31×	1,350	1,343,736
TransUnion Intermediate Holdings, Inc. (1 M SOFR + 1.850%) 6.175%, 11/16/26•	1,012	1,012,217
		2,355,953
Diversified Financial Services — 0.3%
Cpi Holdco B LLC (1 M SOFR + 2.250%) 6.575%, 05/19/31•	10,794	10,706,353
Mariner Wealth Advisors LLC
(3 M SOFR + 2.500%), 6.824%, 08/18/28•	1,376	1,370,607
(1 M SOFR + 2.500%), 6.824%, 08/18/28•	1,342	1,336,456
		13,413,416
Environmental Control — 0.7%
Filtration Group Corp.
(1 M SOFR + 3.500%), 5.863%, 10/21/28•	6,874	7,407,283

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Environmental Control — (continued)
(1 M SOFR + 3.000%), 7.325%, 10/21/28•	$30,008	$29,951,807
		37,359,090
Healthcare Products — 0.3%
Avantor Funding, Inc. (1 M SOFR + 2.100%) 6.425%, 11/08/27•	72	71,925
Medline Borrower LP (1 M SOFR + 2.250%) 6.574%, 10/23/28•	13,859	13,827,561
		13,899,486
Healthcare Services — 0.4%
ADMI Corp.
(1 M SOFR + 3.489%), 7.814%, 12/23/27•	583	576,153
(1 M SOFR + 3.864%), 8.189%, 12/23/27•	2,260	2,238,862
Heartland Dental LLC (1 M SOFR + 4.500%) 8.825%, 04/28/28•	2	0
Loire Finco Luxembourg Sarl
(1 M SOFR + 4.000%), 8.175%, 04/20/27•	2,805	2,793,358
0.000%, 01/31/30×	467	465,104
Loire US Holdco 1, Inc. (1 M SOFR + 4.000%) 7.912%, 04/20/27•	16,596	16,528,223
		22,601,700
Insurance — 3.3%
Alliant Holdings Intermediate LLC (1 M SOFR + 2.750%) 7.069%, 09/19/31•	8	7,355
AmWINS Group, Inc. (1 M SOFR + 2.250%) 6.575%, 01/30/32•	23,260	23,055,745
AssuredPartners, Inc. (1 M SOFR + 3.500%) 7.825%, 02/14/31•	21,074	21,087,831
Broadstreet Partners, Inc. (1 M SOFR + 3.000%) 7.325%, 06/13/31•	26,184	25,933,781
HUB International Ltd. (3 M SOFR + 2.500%) 6.787%, 06/20/30•	74,423	74,054,093
Truist Insurance Holdings LLC (3 M SOFR + 4.750%) 9.049%, 05/06/32•	419	422,143
USI, Inc.
(3 M SOFR + 2.250%), 6.549%, 11/22/29•	7,884	7,801,489
(3 M SOFR + 2.250%), 6.549%, 09/27/30•	12,301	12,171,215
		164,533,652
	Par (000)	Value†

Lodging — 0.4%
Four Seasons Hotels Ltd. 0.000%, 11/30/29×	$151	$150,835
Hilton Worldwide Finance LLC (1 M SOFR + 1.750%) 6.070%, 11/08/30•	19,717	19,689,057
Wyndham Hotels & Resorts, Inc. 0.000%, 05/28/30×	1,254	1,253,110
		21,093,002
Real Estate Investment Trusts — 0.3%
SBA Senior Finance II LLC (1 M SOFR + 1.750%) 6.080%, 01/25/31•	13,091	13,073,633
Retail — 0.2%
IRB Holding Corp. (1 M SOFR + 2.500%) 6.825%, 12/15/27•	7,795	7,740,837
Semiconductors — 0.3%
Icon Parent, Inc.
(3 M SOFR + 3.000%), 7.315%, 11/13/31•	11,935	11,835,422
(3 M SOFR + 5.000%), 9.315%, 11/12/32•	4,677	4,670,454
		16,505,876
Software — 2.6%
Applied Systems, Inc.
(3 M SOFR + 2.750%), 7.079%, 02/24/31•	48,142	48,098,953
(3 M SOFR + 4.500%), 8.799%, 02/23/32•	6,353	6,483,609
AthenaHealth Group, Inc. (1 M SOFR + 3.000%) 7.325%, 02/15/29•	7,555	7,448,777
Azalea TopCo, Inc. (1 M SOFR + 3.250%) 7.575%, 04/30/31•	9,951	9,890,891
Ccc Intelligent Solutions, Inc. (1 M SOFR + 2.000%) 6.325%, 01/23/32•	4,506	4,495,048
Ellucian Holdings, Inc. (1 M SOFR + 3.000%) 7.325%, 10/09/29•	8,517	8,494,174
Epicor Software Corp. (1 M SOFR + 2.750%) 7.075%, 05/30/31•	13,036	12,992,320
Informatica LLC (1 M SOFR + 2.250%) 6.575%, 10/27/28•	4,437	4,431,094
Quartz AcquireCo LLC (3 M SOFR + 2.250%) 6.549%, 06/28/30(1),•	3,201	3,176,739
Storable, Inc. (1 M SOFR + 3.250%) 7.575%, 04/17/31•	8,566	8,510,341

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Software — (continued)
UKG, Inc. (3 M SOFR + 3.000%) 7.300%, 02/10/31•	$15,931	$15,888,562
		129,910,508
TOTAL LOAN AGREEMENTS (Cost $477,990,292)		476,362,751

U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Notes
4.125%, 10/31/29	179,018	180,122,877
4.375%, 12/31/29	157,855	160,531,135
4.000%, 02/28/30	224,889	225,117,402
4.250%, 11/15/34	200,800	200,862,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $754,767,798)		766,634,164
	Number of Shares
SHORT-TERM INVESTMENTS — 4.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%)	13,254,136	13,254,136
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.420%)	207,006,233	207,006,233
TOTAL SHORT-TERM INVESTMENTS (Cost $220,260,369)		220,260,369
TOTAL INVESTMENTS — 99.8% (Cost $4,657,003,384)		$4,979,612,305
Other Assets & Liabilities — 0.2%		8,201,995
TOTAL NET ASSETS — 100.0%		$4,987,814,300
Number of Contracts
WRITTEN OPTIONS — (0.3)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(9,016,045))	13,926	$(14,876,610)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $367,033,869, which represents 7.4% of the Fund’s net assets.
*	Non-income producing security.
††	At March 31, 2025, all or a portion of this security is pledged as collateral for OTC derivatives.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $26,017,930 which represented 0.5% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,237	$26,017,930
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2025. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
×	This loan will settle after March 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
CONV— Convertible Security.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
SOFR— Secured Overnight Financing Rate.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Flexibly Managed Fund
Open written options contracts held by the Fund at March 31, 2025 are as follows:
Open Written Options
Over-the-counter
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories,(1)	493	$6,409,000	$130	01/16/26	$(670,480)
Abbott Laboratories,(1)	244	3,538,000	145	01/16/26	(162,260)
AbbVie, Inc.,(1)	329	6,415,500	195	01/16/26	(827,435)
AbbVie, Inc.,(1)	299	6,279,000	210	01/16/26	(571,090)
Alliant Energy Corp.,(6)	259	1,748,250	68	07/18/25	(10,360)
American Electric Power Co., Inc.,(4)	219	2,409,000	110	01/16/26	(175,200)
American Electric Power Co., Inc.,(4)	163	1,874,500	115	01/16/26	(92,910)
American Tower Corp.,(4)	274	5,754,000	210	01/16/26	(630,200)
Aon PLC,(7)	72	2,808,000	390	12/19/25	(271,440)
Aon PLC,(7)	82	3,526,000	430	12/19/25	(145,140)
Becton Dickinson & Co.,(4)	114	2,907,000	255	09/19/25	(51,300)
Cardinal Health, Inc.,(2)	411	5,754,000	140	01/16/26	(503,886)
Cboe Global Markets, Inc.,(2)	81	1,863,000	230	01/16/26	(149,850)
Cencora, Inc.,(6)	165	4,290,000	260	01/16/26	(633,930)
Cencora, Inc.,(6)	127	3,429,000	270	01/16/26	(400,685)
CenterPoint Energy, Inc.,(1)	1,304	4,564,000	35	12/19/25	(443,360)
CME Group, Inc.,(2)	110	2,750,000	250	01/16/26	(323,400)
CME Group, Inc.,(2)	153	4,131,000	270	01/16/26	(286,110)
Danaher Corp.,(6)	288	9,504,000	330	01/16/26	(4,320)
DTE Energy Co.,(7)	427	5,764,500	135	07/18/25	(269,010)
Duke Energy Corp.,(6)	219	2,628,000	120	01/16/26	(199,290)
Exelon Corp.,(6)	822	3,699,000	45	01/16/26	(337,842)
Exelon Corp.,(6)	272	1,278,400	47	01/16/26	(84,320)
GE HealthCare Technologies, Inc.,(7)	299	2,915,250	98	01/16/26	(89,700)
GE HealthCare Technologies, Inc.,(7)	274	2,740,000	100	01/16/26	(65,760)
Intercontinental Exchange, Inc.,(4)	165	2,722,500	165	01/16/26	(325,050)
Intercontinental Exchange, Inc.,(4)	135	2,497,500	185	01/16/26	(121,500)
Johnson & Johnson,(7)	334	5,678,000	170	01/16/26	(328,990)
Keurig Dr Pepper, Inc.,(6)	1,368	4,788,000	35	01/16/26	(328,320)
L3Harris Technologies, Inc.,(7)	83	1,909,000	230	12/19/25	(81,340)
Linde PLC,(7)	68	3,468,000	510	01/16/26	(119,000)
Lockheed Martin Corp.,(1)	65	3,250,000	500	01/16/26	(139,750)
Lockheed Martin Corp.,(1)	99	5,148,000	520	01/16/26	(166,320)
Marsh & McLennan Cos., Inc.,(2)	160	4,000,000	250	12/19/25	(238,400)
Mastercard, Inc.,(2)	109	6,322,000	580	01/16/26	(385,860)
Mastercard, Inc.,(2)	54	3,348,000	620	01/16/26	(111,510)
McDonald's Corp.,(3)	220	7,040,000	320	01/16/26	(475,200)
McDonald's Corp.,(3)	109	3,706,000	340	01/16/26	(128,620)
McKesson Corp.,(4)	41	2,706,000	660	01/16/26	(322,670)
McKesson Corp.,(4)	40	2,720,000	680	01/16/26	(284,000)
Northrop Grumman Corp.,(3)	65	3,445,000	530	01/16/26	(261,300)
Northrop Grumman Corp.,(3)	110	6,160,000	560	01/16/26	(298,100)
PepsiCo, Inc.,(3)	273	4,368,000	160	01/16/26	(197,925)
PepsiCo, Inc.,(3)	329	5,428,500	165	01/16/26	(180,950)
RTX Corp.,(4)	403	5,642,000	140	01/16/26	(353,431)
SBA Communications Corp.,(5)	158	3,634,000	230	12/19/25	(222,780)
Starbucks Corp.,(7)	235	2,937,500	125	01/16/26	(63,920)
Thermo Fisher Scientific, Inc.,(4)	47	2,820,000	600	01/16/26	(62,416)
Visa, Inc.,(4)	164	5,904,000	360	01/16/26	(462,480)
Visa, Inc.,(4)	178	6,942,000	390	01/16/26	(240,300)
Waste Connections, Inc.,(6)	164	3,444,000	210	09/19/25	(57,400)
Waste Management, Inc.,(5)	274	6,302,000	230	01/16/26	(534,300)
Waste Management, Inc.,(5)	82	2,050,000	250	01/16/26	(81,180)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
WEC Energy Group, Inc.,(5)	220	$2,420,000	$110	12/19/25	$(147,400)
WEC Energy Group, Inc.,(5)	136	1,564,000	115	12/19/25	(36,720)
Willis Towers Watson PLC,(6)	98	3,528,000	360	07/18/25	(56,840)
Yum! Brands, Inc.,(7)	192	2,784,000	145	01/16/26	(395,520)
Yum! Brands, Inc.,(7)	248	3,968,000	160	01/16/26	(267,840)
Total Written Options					$(14,876,610)
(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - UBS Securities
(7)	Counterparty - Wells Fargo